Employee Benefit Plan - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Discretionary or matching contributions	$ 138,000	$ 107,000
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of matching contribution for employee contributions	4.00%